Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share
Earnings per share

7.     Loss per share

Basic loss per share (“EPS”) is calculated by dividing the loss for the period attributable to equity holders by the weighted average number of ordinary shares outstanding during the period.

The following table reflects the income statement profit/(loss) and share data used in the basic EPS calculations:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Profit/(loss) attributable to equity holders as presented in the income statement	2	(10)	(10)	(11)
Less: Dividend on preferred shares (see note 14)	(6)	(6)	(12)	(12)
Loss attributable to equity holders used in calculating earnings per share	(4)	(16)	(22)	(23)
Weighted average number of ordinary shares for EPS (millions)	597.7	597.6	597.6	597.6
Loss per share	$(0.01)	$(0.03)	$(0.04)	$(0.04)

Diluted loss per share is consistent with basic loss per share, as there are no dilutive potential shares during the periods presented above.

Please refer to note 9 for details of any transactions involving the ordinary shares for the three and six months ended June 30, 2024.